CONSOLIDATED STATEMENT OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 3,022,987	$ 2,800,933	$ 2,059,444
Costs and expenses:
Cost of revenue (exclusive of depreciation shown separately below)	1,000,101	990,797	753,889
Selling and marketing expense	964,131	894,545	617,198
General and administrative expense	372,470	386,088	321,062
Product development expense	141,330	117,683	90,757
Depreciation	58,909	52,481	56,719
Amortization of intangibles	59,843	35,771	22,057
Total costs and expenses	2,596,784	2,477,365	1,861,682
Operating income	426,203	323,568	197,762
Equity in losses of unconsolidated affiliates	(6,615)	(25,345)	(36,300)
Interest expense	(33,596)	(6,149)	(5,430)
Other income (expense), net	30,309	(3,012)	15,490
Earnings from continuing operations before income taxes	416,301	289,062	171,522
Income tax (provision) benefit	(134,502)	(119,215)	4,047
Earnings from continuing operations	281,799	169,847	175,569
Earnings (loss) from discontinued operations, net of tax	1,926	(9,051)	(3,992)
Net earnings	283,725	160,796	171,577
Net loss (earnings) attributable to noncontrolling interests	2,059	(1,530)	2,656
Net earnings attributable to IAC shareholders	285,784	159,266	174,233
Per share information attributable to IAC shareholders:
Basic earnings per share from continuing operations (in dollars per share)	$ 3.40	$ 1.95	$ 2.05
Diluted earnings per share from continuing operations (in dollars per share)	$ 3.27	$ 1.81	$ 1.89
Basic earnings per share (in dollars per share)	$ 3.42	$ 1.85	$ 2.01
Diluted earnings per share (in dollars per share)	$ 3.29	$ 1.71	$ 1.85
Dividends declared per share (in dollars per share)	$ 0.96	$ 0.72	$ 0.12
Non-cash compensation expense by function:
Total non-cash compensation expense	53,005	85,625	88,588
Cost of revenue
Non-cash compensation expense by function:
Total non-cash compensation expense	2,863	6,219	5,359
Selling and marketing expense
Non-cash compensation expense by function:
Total non-cash compensation expense	2,813	4,760	4,807
General and administrative expense
Non-cash compensation expense by function:
Total non-cash compensation expense	42,487	68,640	70,894
Product development expense
Non-cash compensation expense by function:
Total non-cash compensation expense	$ 4,842	$ 6,006	$ 7,528